Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues
Subscription revenue	$ 4,304,763	$ 4,953,561	$ 15,001,709	$ 13,501,480	$ 18,781,368	$ 6,413,874
Advertising revenue	26,938	137,465	288,082	153,234	374,175	254,753
Revenue	4,331,701	5,091,026	15,289,791	13,654,714	19,155,543	6,668,627
Costs and expenses
Programming, hosting and technology expense	1,393,933	784,457	3,821,511	1,845,403	2,930,536	1,581,332
Compensation	593,153	568,816	2,033,312	988,843	1,633,670	1,108,137
Professional fees	156,354	110,863	488,580	399,280	558,136	159,352
Advertising and marketing	1,509,760	3,389,934	9,053,658	10,598,544	14,626,963	3,906,317
General and administrative	943,984	755,409	3,018,538	1,911,527	3,070,178	1,085,322
Total Costs and Expenses	4,597,184	5,609,479	18,415,599	15,743,597	22,819,483	7,840,460
Loss from Operations	(265,483)	(518,453)	(3,125,808)	(2,088,883)	(3,663,940)	(1,171,833)
Interest income, net	5,589	7,163	24,190	20,071
Interest expense					(2,418)	(3,732)
Mark-to-market adjustment on warrant liability	562,200	632,475	(609,050)	2,014,575	2,038,000
Other income (expense)			(16,885)	3,909	3,909	12,892
Interest income					31,276	8,199
Total Other Income (Expense)					2,070,767	17,359
Net income (loss) before income tax	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,154,474)
Provision for Income Taxes						(12,596)
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Net income (loss) per common share:
Basic	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)
Diluted	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)
Net Loss Per Share - Basic and diluted					$ (0.04)	$ (0.04)
Weighted average number of common shares used in calculating net income (loss) per common share:
Weighted average number of shares outstanding, Basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Weighted average number of shares outstanding, Diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Weighted average number of shares outstanding during the period - Basic and diluted					37,619,208	33,053,030